Note 1 - The Company and Description of Business (Details Textual) - USD ($)		12 Months Ended
	Jul. 16, 2025	Dec. 31, 2023
Stock Issued During Period, Value, New Issues		$ 10,794,000
Series E Preferred Stock [Member] | Subsequent Event [Member]
Stock Issued During Period, Value, New Issues	$ 60,000,000
Securities Purchase Agreement, Option to Increase Purchase, Maximum Value	$ 200,000,000